Revenues (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenues (Textual)
Cumulative effect of accounting change recognized	$ 356
Typical length of contract for service, description	The typical length of a contract for service is 36 months.
Monthly in equal installments, description	For devices sold in bundled packages, customers usually pay monthly in equal installments over the period of 36 months.